Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table provides information about disaggregated revenue by geographical areas

	Year Ended December 31,
	2025	2024	2023
Americas*	$256,582	$215,531	$172,154
EMEA	161,361	134,921	112,247
APAC	57,732	50,751	40,709
Total	$475,675	$401,203	$325,110